GOODWILL AND INTANGIBLE ASSETS - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 368,326	$ 65,634
Additions	855	314,749
Amortization	(10,893)	(11,404)	$ (11,548)
Foreign exchange impact	(1,018)	(653)
Intangible assets at end of period	$ 357,270	$ 368,326	$ 65,634